Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Such related party transactions were as follows for the periods indicated:

	Year Ended
	December 31 2017 $	December 31 2016 $	December 31 2015 $
Voyage revenues (i)	36,358	37,336	35,887
Vessel operating expenses	(25,164)	(20,438)	(19,914)
General and administrative expenses (ii)	(7,834)	(11,890)	(14,485)
General and administrative expenses deferred and capitalized (iii)	(859)	(571)	—

(i)
Commencing in 2008, the Arctic Spirit and Polar Spirit were time-chartered to Teekay Corporation at a fixed-rate for a period of 10 years (plus options exercisable by Teekay Corporation to extend up to an additional 15 years). The original contract period for the Polar Spirit expired in March 2018 and for the Arctic Spirit will expire in April 2018.

(ii)
Includes commercial, strategic, advisory, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and our General Partner for costs incurred on the Partnership’s behalf.

(iii)
Includes the Partnership's proportionate costs associated with the Bahrain LNG Joint Venture including pre-operation, engineering and financing-related expenses, of which $1.1 million was reimbursed by the Bahrain LNG Joint Venture during 2017 (December 31, 2016 – $0.4 million). The net costs are recorded as part of investments in and advances to equity-accounted joint ventures in the Partnership's consolidated balance sheets.